NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended	15 Months Ended
	Feb. 08, 2019	Feb. 17, 2019	Dec. 18, 2018	Oct. 31, 2018	Oct. 25, 2018	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2019	Mar. 31, 2019
Converted into common stock								$ 284,650	$ 246,000
Tranche One [Member]
Accrued interest charges fees and costs	$ 1,125,000				$ 1,400,000
Tranche Two [Member]
Accrued interest charges fees and costs	500,000				1,375,000
Tranche Three [Member]
Accrued interest charges fees and costs	1,650,000				550,000
Tranche Four [Member]
Accrued interest charges fees and costs					1,100,000
Sign N Drive Auto Mall, Inc. [Member]
Principal value						$ 1,850,000	$ 1,850,000
Fixed conversion rate						$ .003	$ .003
Illiad Research & Trading LP [Member]
Fixed conversion rate	$ 0.45				$ 0.45
Face amount	$ 3,325,000				$ 5,525,000
Accrued interest						$ 84,144	$ 18,410			$ 84,144	$ 77,794
Accrues interest	10.00%				10.00%
Original issue discount	$ 300,000				$ 500,000
Amount received		$ 1,125,000	$ 825,000	$ 1,400,000